UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2011

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             05/13/2011
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     34
Form 13F Information Table Value Total:               $181,899
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 03/31/2011


                       TITLE                     VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------  ----------      ------    --------  --------  ---  ----  ------- --------  ------  ------   ----

Anixter Int'l Inc	COM	     035290105	  1227	  17550	   SH	        Sole				  17550
Annaly Capital Mgmt	COM	     035710409	  1553	  89000	   SH		Sole				  89000
Apple Inc		COM	     037833100	  6507	  18670	   SH		Sole				  18670
CBS Corp		CL B	     124857202	  3430	 137000	   SH		Sole				 137000
Etfs Palladium Tr	SH BEN INT   26923a106	  2821	  37100	   SH		Sole				  37100
Global X Lithium ETF	GLB LITHIUM  37950e762	   678	  31500	   SH		Sole				  31500
Global X Silver Miners	SILVER
 			  MNR ETF    37950e853	  3565	 126500	   SH		Sole				 126500
IBM Corp		COM	     459200101	  9542	  58516	   SH		Sole				  58516
KKR & Co LP		COM UNITS    48248m102	   893	  54400	   SH		Sole				  54400
Market Vectors
  Agribusiness		AGRIBUS ETF  57060U605	  6856	 122350	   SH		Sole				 122350
Mercadolibre Inc	COM	     58733r102	  1249	  15300	   SH		Sole				  15300
Mosaic Company		COM	     61945a107	  4883	  62000	   SH		Sole				  62000
Powershares QQQ Tr	UNIT SER 1   73935a104	  2352	  40950	   SH		Sole				  40950
Prologis		SH BEN INT   743410102	  2362	 147800	   SH		Sole				 147800
Rydex S&P 500 Eq Wghtd	S&P 500
			  EQ TRD     78355W106	   523	  10355	   SH		Sole				  10355
S&P 500 SPDR 		TR UNIT	     78462F103	 15851	 119550	   SH		Sole				 119550
S&P MidCap 400 SPDR 	UTSER1
			  S&PDCRP    78467y107	 18525	 103175	   SH		Sole				 103175
SPDR Dow
  Jones Indus Avg	UT SER 1     78467x109	  1747	  14200	   SH		Sole				  14200
Sonoco Products Co	COM	     835495102	  1094	  30200	   SH		Sole				  30200
Universal Health Svcs	CL B	     913903100	  3478	  70400	   SH		Sole				  70400
Vale SA ADR		ADR	     91912e105	  3602	 108000	   SH		Sole				 108000
Waste Connections Inc	COM	     941053100	  4365	 151625	   SH		Sole				 151625
iShares Comex
  Gold Trust		ISHARES	     464285105	  3509	 250300	   SH		Sole				 250300
iShares MSCI EAFE	MSCI
			  EAFE IDX   464287465	  8685	 144550	   SH		Sole				 144550
iShares MSCI Mexico	MSCI MEX
			  INVEST     464286822	  8434	 134200	   SH		Sole				 134200
iShares Russell 2000	RUSSELL 2000 464287655	 18328	 217750	   SH		Sole				 217750
iShares Silver Trust 	ISHARES	     46428q109	    89	   2415	   SH		Sole				   2415
iShares Tr Trnsprtn Idx	TRANSP
			  AVE IDX    464287192	  7360	  76750	   SH		Sole				  76750
iShares US Real Estate	DJ US
			  REAL EST   464287739	  8625	 145200	   SH		Sole				 145200
iShares Brclys
  1-3 Yr Credit B	BARCLYS
			  1-3YR	     464288646	  2687	  25725	   SH		Sole				  25725
iShares Brclys
  20 Yr Tsy Bond 	BARCLYS
			  20+YR	     464287432	   884	   9600	   SH		Sole				   9600
iShares Brclys
  Aggregate Bd Fd	BARCLYS
			  US AGG     464287226	 11113	 105705	   SH		Sole				 105705
iShares Brclys
  TIPS Bond Fd		BARCLYS
			  TIPS BD    464287176	  9358	  85725	   SH		Sole				  85725
iShares High
  Yield Corp Bond F	HIGH
			  YLD CORP   464288513	  5727	  62275	   SH		Sole				  62275

REPORT SUMMARY 	   34	DATA RECORDS	        181899	0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
